FINANCIAL RISK MANAGEMENT - Narrative, Collateral Pledged as Security (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Deposits from banks	£ 7,266	£ 7,647
Liabilities in respect of securities sold under repurchase agreements	48,596	31,125
Segment customer deposits	475,331	476,344
Financial assets at fair value through profit or loss, classified as held for trading, category
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	10,427	14,350
Fair value £m | Deposits From Banks | Collateral pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Liabilities in respect of securities sold under repurchase agreements	40,366	39,918
Fair value £m | Customer deposits | Collateral pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Liabilities in respect of securities sold under repurchase agreements	13,461	903
Net amount recognised in the balance sheet | Deposits From Banks
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Deposits from banks	7,266	7,647
Net amount recognised in the balance sheet | Customer deposits
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Segment customer deposits	475,331	476,344
Repurchase Agreement | Net amount recognised in the balance sheet | Deposits From Banks
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Deposits from banks	33,009	30,085
Repurchase Agreement | Net amount recognised in the balance sheet | Customer deposits
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Segment customer deposits	£ 15,587	£ 1,040